(9) DEFERRED TAX ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total tax credit	R$ 943,199	R$ 922,858
Total tax debit	(1,249,591)	(1,324,134)
Social contribution [Member]
Statement Line Items [Line Items]
Tax losses carryforwards	103,903	123,389
Tax benefit of merged goodwill	105,065	86,377
Temporarily nondeductible differences	(305,677)	(332,750)
Total	(96,708)	(122,984)
Income tax [Member]
Statement Line Items [Line Items]
Tax losses carryforwards	303,543	358,683
Tax benefit of merged goodwill	342,262	295,987
Temporarily nondeductible differences	(844,948)	(923,383)
Total	(199,141)	(268,713)
PIS and COFINS [Member]
Statement Line Items [Line Items]
Temporarily nondeductible differences	(10,543)	(9,580)
Total	R$ (306,392)	R$ (401,276)